Weighted Average Shares Outstanding - Schedule of Basic and Diluted Common Shares Outstanding, Calculated on Weighted Average Basis (Detail) - shares	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Earnings per share [abstract]
Basic shares outstanding	113,733,118	113,991,507
Share options (dilutive effect of 507,066 options; 2017 - 4,426,237 options)	89,200	361,413
Diluted shares	113,822,318	114,352,920